FINANCIAL INSTRUMENTS AND DERIVATIVES Fair Value Hedges (Details) - Fair Value Hedging [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 04, 2011	Feb. 28, 2010
Interest Rate Swap | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 105,000,000
Derivative, Notional amount maturing within 12 months	$ 60,000,000
Private Placement Notes | Interest Rate Swap
Derivative [Line Items]
Derivative, Notional Amount			$ 150,000,000
Derivative, Fixed Interest Rate			4.10%
Debt instrument issued				$ 250,000,000.0
Derivative, Term of Contract	5 years
Interest Expense [Member] | Interest Expense [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 224,000	$ 320,000